Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: July 10, 2025

Payment Date	7/15/2025
Collection Period Start	6/1/2025
Collection Period End	6/30/2025
Interest Period Start	6/16/2025
Interest Period End	7/14/2025

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	May-23
Class A-2 Notes	$—	$—	$—	—	Jun-25
Class A-3 Notes	$183,334,033.91	$25,573,489.94	$157,760,543.97	0.237881	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$391,024,033.91	$25,573,489.94	$365,450,543.97

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$416,591,400.11	$389,430,858.05	0.192235
YSOC Amount	$20,819,672.14	$19,232,620.02
Adjusted Pool Balance	$395,771,727.97	$370,198,238.03
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.40500%	ACT/360	$—
Class A-2 Notes	$—	2.71000%	30/360	$—
Class A-3 Notes	$183,334,033.91	3.17000%	30/360	$484,307.41
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$391,024,033.91			$1,090,398.91

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$416,591,400.11	$389,430,858.05
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$395,771,727.97	$370,198,238.03
Number of Receivables Outstanding	45,137	43,803
Weighted Average Contract Rate	3.62%	3.62%
Weighted Average Remaining Term (months)	25.2	24.3

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,249,031.17
Principal Collections	$26,936,804.98
Liquidation Proceeds	$169,203.69
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$28,355,039.84
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$28,355,039.84

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$347,159.50	$347,159.50	$—	$—	$28,007,880.34
Interest - Class A-1 Notes	$—	$—	$—	$—	$28,007,880.34
Interest - Class A-2 Notes	$—	$—	$—	$—	$28,007,880.34
Interest - Class A-3 Notes	$484,307.41	$484,307.41	$—	$—	$27,523,572.93
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$27,106,553.26
First Allocation of Principal	$—	$—	$—	$—	$27,106,553.26
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$27,049,741.51
Second Allocation of Principal	$—	$—	$—	$—	$27,049,741.51
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$26,987,549.26
Third Allocation of Principal	$1,845,795.88	$1,845,795.88	$—	$—	$25,141,753.38
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$25,071,685.55
Fourth Allocation of Principal	$18,980,000.00	$18,980,000.00	$—	$—	$6,091,685.55
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,091,685.55
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$1,343,991.49
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,343,991.49
Remaining Funds to Certificates	$1,343,991.49	$1,343,991.49	$—	$—	$—
Total	$28,355,039.84	$28,355,039.84	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$20,819,672.14
Increase/(Decrease)	$(1,587,052.12)
Ending YSOC Amount	$19,232,620.02

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$395,771,727.97	$370,198,238.03
Note Balance	$391,024,033.91	$365,450,543.97
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.06%	26	$223,737.08
Liquidation Proceeds of Defaulted Receivables[2]	0.04%	211	$169,203.69
Monthly Net Losses (Liquidation Proceeds)			$54,533.39
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.20%
Second Preceding Collection Period			0.29%
Preceding Collection Period			(0.13)%
Current Collection Period			0.16%
Four-Month Average Net Loss Ratio			0.13%
Cumulative Net Losses for All Periods			$4,972,612.10
Cumulative Net Loss Ratio			0.25%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.51%	167	$1,977,394.17
60-89 Days Delinquent	0.14%	47	$563,292.67
90-119 Days Delinquent	0.06%	17	$229,862.84
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.71%	231	$2,770,549.68

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		5	$61,980.20
Total Repossessed Inventory		12	$198,025.73

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		64	$793,155.51
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.24%
Second Preceding Collection Period			0.23%
Preceding Collection Period			0.21%
Current Collection Period			0.20%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of June 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.58	0.15%	47	0.11%